Segmental information - Summary of Information by Reportable Segment - Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reportable segments [line items]
Non-current tax receivable	$ 16	$ 23
Deferred tax assets	56	48
Current tax receivable	101	77
Cash and cash equivalents	168	206
Segment assets	3,175	2,927
Current tax payable	(64)	(50)
Non-current tax payable	(25)
Deferred tax liabilities	(157)	(251)
Derivative financial instruments		(3)
Loans and other borrowings	(2,019)	(1,712)
Segment liabilities	(4,026)	(3,686)
Reportable segments [member]
Disclosure of reportable segments [line items]
Segment assets	2,834	2,573
Segment liabilities	(1,761)	(1,670)
Americas [member] | Reportable segments [member]
Disclosure of reportable segments [line items]
Segment assets	1,525	1,417
Segment liabilities	(470)	(438)
Europe [member] | Reportable segments [member]
Disclosure of reportable segments [line items]
Segment assets	350	321
Segment liabilities	(146)	(128)
AMEA [member] | Reportable segments [member]
Disclosure of reportable segments [line items]
Segment assets	264	249
Segment liabilities	(86)	(68)
Greater China [member] | Reportable segments [member]
Disclosure of reportable segments [line items]
Segment assets	154	147
Segment liabilities	(60)	(39)
Central [member] | Reportable segments [member]
Disclosure of reportable segments [line items]
Segment assets	541	439
Segment liabilities	$ (999)	$ (997)